Credit facilities (Tables)	6 Months Ended
Dec. 31, 2023
Credit facilities
Summary of outstanding balances of third-party loans

			Collateral/	December 31,	June 30,
Name of lender	Maturities	Weighted average interest rate	Guarantee	2023	2023

				(Unaudited)
Pony Partners Ltd	August 30, 2023 (Fully repaid in September 2023)	5.5%	20 BTC	$—	$280,000

Pony Partners Ltd	September 12, 2023 (Fully repaid in September 2023)	5.5%	35 BTC	—	539,000
				$—	$819,000